Inventories, net (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories, net
Raw materials	$ 2,136	$ 1,785
Work in process	995	1,020
Finished goods	1,594	1,499
Advances to suppliers	155	165
Total inventory, net	$ 4,880	$ 4,469